Income taxes - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended	9 Months Ended
	Jul. 31, 2025	Jul. 31, 2025
Additional details on Income taxes [line items]
Percentage of global minimum tax rate		15.00%
Changes in tax rates or tax laws enacted or announced [member]
Additional details on Income taxes [line items]
Percentage Of Increase In Global Minimum Tax Rate	1.30%	1.50%
2020 taxation year [member]
Additional details on Income taxes [line items]
Tax examinations and assessments amount		$ 411